GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Goodwill - Meixin	3,905,735	3,905,735
Goodwill - Xinca	1,351,703	1,351,703
Goodwill – SY Culture	–	230,015
Less: Accumulated amortization	(3,409,725)	(3,409,725)
Goodwill, net	1,847,713	2,077,728

Schedule of customer relations

	June 30,	December 31,
	2025	2024
	(Unaudited)	(Audited)
	$	$
Acquisitions	135,325	135,325
Less: Accumulated amortization	(45,652)	(37,500)
Customer relations, net	89,673	97,825